UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — 68.01%

Security description	Shares	Value ($)

Aerospace & defense — 0.92%

BE Aerospace, Inc.*	6,000	209,700

Boeing Co.	13,200	1,092,564

General Dynamics Corp.	6,500	598,975

Hexcel Corp.*	16,100	426,006

LMI Aerospace, Inc.*	15,700	326,560

Precision Castparts Corp.	10,100	1,220,080

Triumph Group, Inc.	3,900	242,541

United Technologies Corp.	21,800	1,548,672

		5,665,098

Air freight & couriers — 1.48%

Air Transport Services Group, Inc.*	17,698	29,202

Dynamex, Inc.(1),*	8,200	205,574

FedEx Corp.	60,500	5,548,455

Ryder System, Inc.	46,100	3,385,123

		9,168,354

Airlines — 0.36%

Southwest Airlines Co.	170,900	2,231,954

Auto components — 1.76%

BorgWarner, Inc.	106,000	5,481,260

Johnson Controls, Inc.	158,900	5,412,134

		10,893,394

Automobiles — 0.41%

Harley-Davidson, Inc.	60,800	2,527,456

Banks — 3.77%

Astoria Financial Corp.	10,000	238,600

City National Corp.	22,700	1,098,680

Cullen/Frost Bankers, Inc.(1)	2,500	139,750

East West Bancorp, Inc.	24,500	324,380

Fifth Third Bancorp	178,638	3,340,531

Sterling Financial Corp.	4,200	37,296

SunTrust Banks, Inc.	53,700	2,803,677

SVB Financial Group(1),*	5,800	297,250

The Bank of New York Mellon Corp.	129,700	5,775,541

UCBH Holdings, Inc.	5,300	25,864

United Bankshares, Inc.(1)	4,600	130,594

Wells Fargo & Co.(1)	325,300	8,968,521

WSFS Financial Corp.(1)	2,700	137,565

		23,318,249

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Beverages — 0.51%

Constellation Brands, Inc., Class A*	121,600	2,592,512

PepsiCo, Inc.	8,300	566,890

		3,159,402

Biotechnology — 1.14%

Genentech, Inc.*	10,500	744,135

Genzyme Corp.*	92,300	6,318,858

		7,062,993

Building products — 0.76%

Masco Corp.	254,600	4,720,284

Chemicals — 0.61%

Cytec Industries, Inc.	9,400	593,704

Monsanto Co.	6,200	789,880

Potash Corp. of Saskatchewan, Inc.	2,600	517,582

Praxair, Inc.	17,000	1,616,020

Spartech Corp.(1)	20,603	221,894

		3,739,080

Commercial services & supplies — 0.79%

Coinstar, Inc.(1),*	16,200	617,220

Dice Holdings, Inc.*	1,800	13,698

Dollar Financial Corp.(1),*	21,000	418,530

Factset Research Systems, Inc.(1)	4,100	265,311

Healthcare Services Group, Inc.(1)	8,600	151,704

LECG Corp.*	12,400	125,240

MasterCard, Inc., Class A(1)	10,600	3,271,690

		4,863,393

Communications equipment — 1.18%

Cisco Systems, Inc.*	77,000	2,057,440

F5 Networks, Inc.*	8,200	246,410

Harris Corp.	5,700	374,946

NICE Systems Ltd., ADR*	5,900	206,500

OpNext, Inc.*	11,100	64,380

Powerwave Technologies, Inc.(1),*	72,800	293,384

QUALCOMM, Inc.	47,600	2,310,504

Research In Motion Ltd. (RIM)(1),*	12,400	1,721,988

		7,275,552

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Computers & peripherals — 1.26%

Apple, Inc.*	13,500	2,548,125

Lexmark International, Inc., Class A*	33,900	1,249,554

NetApp, Inc.*	153,100	3,732,578

Stratasys, Inc.(1),*	12,200	265,594

		7,795,851

Construction & engineering — 0.10%

McDermott International, Inc.*	6,000	372,180

Sterling Construction Co., Inc.*	11,745	233,608

		605,788

Distributors — 0.05%

Beacon Roofing Supply, Inc.(1),*	26,000	317,460

Diversified financials — 5.36%

American Express Co.	16,700	774,045

BlackRock, Inc.	1,600	359,984

Citigroup, Inc.(1)	404,586	8,856,388

Discover Financial Services	200,025	3,430,429

Federal Home Loan Mortgage Corp.	96,100	2,442,862

Goldman Sachs Group, Inc.	1,800	317,538

Morgan Stanley(1)	177,950	7,870,728

National Financial Partners Corp.(1)	12,300	300,366

optionsXpress Holdings, Inc.	5,200	118,768

PennantPark Investment Corp.(1)	37,800	308,070

Principal Financial Group, Inc.	91,200	4,913,856

T. Rowe Price Group, Inc.	11,800	683,456

Visa, Inc., Class A*	31,700	2,737,612

		33,114,102

Diversified telecommunication services — 1.37%

AT&T, Inc.	51,100	2,038,890

Cbeyond, Inc.(1),*	8,100	150,255

NeuStar, Inc., Class A(1),*	16,300	381,257

Sprint Nextel Corp.	630,294	5,899,552

		8,469,954

Electric utilities — 1.70%

American Electric Power Co., Inc.	71,600	3,030,828

Exelon Corp.	67,600	5,948,800

Pepco Holdings, Inc.	56,000	1,514,240

		10,493,868

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Electrical equipment — 0.07%

General Cable Corp.*	5,800	410,640

Electronic equipment & instruments — 0.12%

Daktronics, Inc.	20,100	405,819

Regal-Beloit Corp.	7,100	330,150

		735,969

Energy equipment & services — 3.45%

Baker Hughes, Inc.	89,100	7,896,042

Cameron International Corp.*	8,400	447,132

ENSCO International, Inc.	3,700	265,771

Halliburton Co.	188,500	9,157,330

Oil States International, Inc.*	9,000	525,780

Schlumberger Ltd.	14,400	1,456,272

TETRA Technologies, Inc.*	27,600	593,952

Weatherford International Ltd.*	21,400	976,482

		21,318,761

Food & drug retailing — 0.71%

PetMed Express, Inc.(1),*	21,700	302,715

Sysco Corp.	133,200	4,110,552

		4,413,267

Food products — 0.09%

Campbell Soup Co.	9,100	304,668

Maui Land & Pineapple Co., Inc.*	2,977	85,976

Reddy Ice Holdings, Inc.(1)	11,100	138,195

		528,839

Gas utilities — 1.02%

NiSource, Inc.(1)	85,400	1,544,886

Sempra Energy	67,900	3,925,299

Southwestern Energy Co.*	19,100	846,894

		6,317,079

Health care equipment & supplies — 2.94%

Advanced Medical Optics, Inc.(1),*	16,700	404,474

Align Technology, Inc.(1),*	20,800	273,936

AngioDynamics, Inc.*	15,600	241,644

Baxter International, Inc.	20,800	1,270,880

Becton, Dickinson & Co.	8,100	684,045

CONMED Corp.(1),*	13,800	368,322

Covidien Ltd.	54,900	2,749,941

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Health care equipment & supplies — (concluded)

Edwards Lifesciences Corp.*	5,200	300,092

ICU Medical, Inc.(1),*	5,578	142,127

Medical Action Industries, Inc.*	8,600	114,208

Medtronic, Inc.	95,600	4,844,052

Mentor Corp.(1)	5,400	170,154

Millipore Corp.*	32,600	2,368,390

Orthofix International NV(1),*	9,100	296,114

Palomar Medical Technologies, Inc.*	8,847	97,848

Stryker Corp.	19,100	1,232,905

The Cooper Cos., Inc.(1)	5,900	238,655

Zimmer Holdings, Inc.*	32,200	2,344,160

		18,141,947

Health care providers & services — 0.94%

DaVita, Inc.*	28,200	1,463,016

Express Scripts, Inc.*	11,600	836,476

Laboratory Corp. of America Holdings*	21,700	1,601,243

PSS World Medical, Inc.*	12,100	220,462

UnitedHealth Group, Inc.	49,900	1,707,079

		5,828,276

Hotels, restaurants & leisure — 2.36%

Carnival Corp.(1)	117,100	4,691,026

International Game Technology	42,800	1,526,248

Life Time Fitness, Inc.(1),*	4,500	180,090

Royal Caribbean Cruises Ltd.(1)	56,500	1,679,180

Starbucks Corp.*	143,600	2,612,084

Starwood Hotels & Resorts Worldwide, Inc.	34,100	1,650,440

Vail Resorts, Inc.(1),*	4,200	209,118

Wynn Resorts Ltd.	20,100	2,010,603

		14,558,789

Household durables — 0.68%

Fortune Brands, Inc.	52,700	3,661,596

Interface, Inc., Class A	23,500	332,760

Tempur-Pedic International, Inc.(1)	18,300	196,542

		4,190,898

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Household products — 0.22%

Colgate-Palmolive Co.	3,900	290,004

Prestige Brands Holdings, Inc.*	28,500	310,935

Procter & Gamble Co.	11,400	752,970

		1,353,909

Industrial conglomerates — 1.63%

General Electric Co.	328,300	10,085,376

Insurance — 1.63%

AFLAC, Inc.	84,300	5,659,059

CastlePoint Holdings Ltd.(1)	28,900	311,831

Hartford Financial Services Group, Inc.	52,000	3,695,640

Tower Group, Inc.	15,200	396,264

		10,062,794

Internet & catalog retail — 0.29%

Amazon.com, Inc.*	19,200	1,567,104

NutriSystem, Inc.(1)	12,100	248,292

		1,815,396

Internet software & services — 0.77%

Art Technology Group, Inc.*	94,000	352,500

eBay, Inc.*	9,500	285,095

Google, Inc., Class A*	4,500	2,636,100

Nortel Networks Corp.*	24,904	205,209

RightNow Technologies, Inc.*	19,600	291,256

TheStreet.com, Inc.(1)	29,300	226,196

Tumbleweed Communications Corp.*	50,400	93,240

ValueClick, Inc.*	14,200	285,562

Websense, Inc.(1),*	21,000	369,390

		4,744,548

IT consulting & services — 0.22%

Automatic Data Processing, Inc.	21,100	908,355

CACI International, Inc., Class A*	8,900	453,633

		1,361,988

Machinery — 2.65%

Chart Industries, Inc.*	14,800	619,972

Illinois Tool Works, Inc.	134,100	7,201,170

Manitowoc Co., Inc.(1)	8,500	330,650

Nordson Corp.	3,600	258,660

PACCAR, Inc.	102,700	5,483,153

Pall Corp.	61,300	2,501,653

		16,395,258

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Media — 3.55%

Cinemark Holdings, Inc.(1)	22,600	327,022

Comcast Corp., Class A	374,000	8,415,000

Interpublic Group of Cos., Inc.*	372,100	3,709,837

News Corp., Class A	185,900	3,336,905

Omnicom Group, Inc.(1)	63,300	3,102,333

R.H. Donnelley Corp.(1),*	63,985	347,438

Viacom Inc., Class B*	74,400	2,665,008

		21,903,543

Metals & mining — 1.16%

Brush Engineered Materials, Inc.(1),*	8,300	277,303

CONSOL Energy, Inc.	9,500	926,820

Freeport-McMoRan Copper & Gold, Inc.	5,800	671,118

Haynes International, Inc.(1),*	6,400	437,312

Peabody Energy Corp.	65,600	4,849,152

		7,161,705

Multi-line retail — 0.05%

Target Corp.	6,100	325,496

Oil & gas — 2.51%

Apache Corp.	4,300	576,458

Chevron Corp.	54,500	5,403,675

EOG Resources, Inc.	23,500	3,022,805

Equitable Resources, Inc.	5,800	407,334

Marathon Oil Corp.	80,900	4,157,451

Range Resources Corp.	9,300	611,568

Ultra Petroleum Corp.*	2,100	182,637

XTO Energy, Inc.	17,650	1,122,893

		15,484,821

Pharmaceuticals — 6.02%

Abbott Laboratories	6,700	377,545

Allergan, Inc.	106,500	6,136,530

Cephalon, Inc.*	20,100	1,360,971

Johnson & Johnson	96,464	6,438,007

Medco Health Solutions, Inc.*	103,700	5,024,265

Merck & Co., Inc.	126,500	4,928,440

Schering-Plough Corp.	149,500	3,049,800

Wyeth	222,800	9,907,916

		37,223,474

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Real estate — 0.31%

American Campus Communities, Inc.(1)	5,400	164,268

Capstead Mortgage Corp.	11,700	160,290

CB Richard Ellis Group, Inc., Class A*	16,400	368,344

DiamondRock Hospitality Co.	21,700	297,507

Digital Realty Trust, Inc.(1)	4,100	173,430

Entertainment Properties Trust	4,500	247,725

FelCor Lodging Trust, Inc.	19,400	288,284

Hatteras Financial Corp.(1),*	8,500	226,525

		1,926,373

Road & rail — 2.14%

Burlington Northern Santa Fe Corp.	98,600	11,146,730

Kansas City Southern(1),*	13,500	674,460

Old Dominion Freight Line, Inc.(1),*	15,000	452,700

Pacer International, Inc.	14,800	332,408

Union Pacific Corp.	7,200	592,632

		13,198,930

Semiconductor equipment & products — 4.45%

Analog Devices, Inc.	173,100	6,077,541

Broadcom Corp., Class A*	71,900	2,062,811

Intel Corp.(1)	521,800	12,095,324

Linear Technology Corp.(1)	78,800	2,897,476

ON Semiconductor Corp.*	47,800	472,742

SiRF Technology Holdings, Inc.(1),*	21,700	157,759

Xilinx, Inc.	137,600	3,742,720

		27,506,373

Software — 3.28%

Innerworkings, Inc.(1),*	18,400	236,072

Intuit, Inc.*	84,200	2,438,432

Microsoft Corp.	300,400	8,507,328

Nuance Communications, Inc.*	21,200	418,064

Quest Software, Inc.*	12,900	219,429

Secure Computing Corp.*	24,800	132,184

Smith Micro Software, Inc.(1),*	20,600	173,864

Symantec Corp.*	330,773	7,187,697

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Common stocks — (concluded)

Security description	Shares	Value ($)

Software — (concluded)

Synchronoss Technologies, Inc.(1),*	9,600	127,584

VASCO Data Security International, Inc.(1),*	18,100	234,576

VMware, Inc., Class A(1),*	8,513	584,588

		20,259,818

Specialty retail — 0.73%

Abercrombie & Fitch Co., Class A	7,200	522,720

AnnTaylor Stores Corp.*	6,800	186,184

Casual Male Retail Group, Inc.(1),*	44,500	182,005

Chico’s FAS, Inc.(1),*	102,600	780,786

Hibbett Sports, Inc.(1),*	20,700	435,114

Interline Brands, Inc.*	22,000	392,920

J. Crew Group, Inc.(1),*	25,100	935,477

Movado Group, Inc.	14,056	312,043

Regis Corp.	8,700	263,958

Rush Enterprises, Inc., Class A*	9,200	148,856

Susser Holdings Corp.(1),*	9,400	111,672

United Rentals, Inc.*	12,600	259,434

		4,531,169

Textiles & apparel — 0.41%

Coach, Inc.*	58,100	2,109,030

Steven Madden Ltd.*	19,800	405,702

		2,514,732

Wireless telecommunication services — 0.08%

American Tower Corp., Class A*	10,300	470,916

Total common stocks (cost—$408,948,747)		420,193,316

	Face
	amount ($)

US government obligations — 6.24%

US Treasury Bonds,
4.750%, due 02/15/37	4,065,000	4,093,581

6.250%, due 05/15/30	1,090,000	1,317,964

US Treasury Inflation Index Notes (TIPS),
1.625%, due 01/15/18	5,099,895	5,138,144

2.375%, due 04/15/11	2,936,060	3,087,450

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government obligations — (concluded)

US Treasury Notes,
1.750%, due 03/31/10	5,125,000	5,047,725

3.625%, due 12/31/12	3,810,000	3,855,838

4.125%, due 08/31/12	1,005,000	1,038,447

4.500%, due 03/31/09(1)	5,105,000	5,203,113

4.625%, due 02/15/17(1)	4,500,000	4,700,740

4.750%, due 08/15/17	4,825,000	5,077,560

Total US government obligations (cost—$39,253,830)		38,560,562

Mortgage & agency debt securities — 9.71%

Banc of America Funding Corp., Series 2006-H, Class B1,
6.092%, due 09/20/46(2)	2,380,963	1,228,059

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1,
5.351%, due 03/25/35	978,205	923,799

Series 2007-3, Class 2A1,
5.637%, due 05/25/47	2,595,905	2,409,817

Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1,
7.500%, due 12/25/34	737,014	624,158

Federal Home Loan Mortgage Corporation Certificates,
3.500%, due 05/29/13	335,000	326,118

5.250%, due 10/10/12	1,765,000	1,781,676

5.500%, due 04/01/18	22,473	22,842

5.500%, due 03/01/37	1,966,851	1,955,357

5.500%, due 04/01/37	1,435,709	1,427,319

5.500%, due 05/01/37	3,064,792	3,046,883

5.600%, due 10/17/13	3,080,000	3,110,788

6.000%, due 03/01/32	5,398	5,565

6.500%, due 08/01/28	1,147,441	1,196,674

6.500%, due 04/01/29	15,784	16,467

Federal Home Loan Mortgage Corporation Certificates ARM,
5.178%, due 05/01/37	2,226,240	2,259,318

5.366%, due 03/01/37	2,098,732	2,140,405

Federal National Mortgage Association Certificates,
2.375%, due 05/20/10	245,000	241,475

3.500%, due 04/28/11	1,945,000	1,932,019

3.625%, due 02/12/13	330,000	324,181

5.000%, due 10/15/10	1,760,000	1,774,476

5.250%, due 08/01/12	485,000	493,678

5.500%, due 07/01/33	1,637,884	1,632,407

5.500%, due 01/01/34	2,132,751	2,125,620

6.000%, due 06/01/33	11,272	11,594

6.500%, due 03/01/17	791,484	823,194

6.500%, due 01/01/36	4,262,829	4,441,735

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities — (concluded)

7.000%, due 08/01/32	1,003,285	1,063,371

7.500%, due 05/01/31	7,332	7,975

7.500%, due 02/01/33	15,797	17,036

Federal National Mortgage Association Certificates TBA,
5.000%, TBA	1,475,000	1,450,282

FHLMC REMIC, Series T-42, Class A5,
7.500%, due 02/25/42	1,799,078	1,813,562

First Horizon Mortgage Pass-Through Trust,
Series 2004-FL1, Class 1A1,
2.663%, due 02/25/35(2)	151,355	140,494

Series 2007-AR2, Class 1A1,
5.854%, due 06/25/37(2)	1,778,514	1,694,890

FNMA REMIC, Series 2004-W1, Class 3A,
6.115%, due 01/25/43(2)	2,683,156	2,647,903

Government National Mortgage Association Certificates,
6.500%, due 10/15/24	1,640,306	1,699,910

6.500%, due 10/15/28	11,502	11,952

6.500%, due 04/15/31	718,525	745,707

7.000%, due 04/15/26	7,132	7,649

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	4,937	5,051

6.000%, due 02/20/29	10,884	11,130

6.000%, due 02/20/34	2,381,340	2,423,998

Government National Mortgage Association Certificates TBA,
5.000%, TBA	1,000,000	981,562

MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A,
5.795%, due 05/25/36(2)	1,067,339	976,190

Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.000%, due 05/25/36	3,000,000	2,233,125

Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 4.994%, due 11/25/42(2)	837,486	684,514

Series 2007-HY1, Class 1A1, 5.717%, due 02/25/37(2)	1,147,490	1,099,385

Series 2007-HY7, Class 3A1, 5.912%, due 07/25/37(2)	2,400,746	2,267,077

Series 2007-HY7, Class LB1, 5.853%, due 07/25/37(2)	1,173,459	101,313

Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class B1,
6.000%, due 08/25/37	2,388,165	1,625,439

Total mortgage & agency debt securities (cost—$64,323,013)		59,985,139

Commercial mortgage-backed securities — 2.46%

American Home Mortgage Investment Trust,
2.583%, due 11/25/35(2)	264,721	185,695

Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B, 5.964%, due 05/10/45(2)	250,000	180,768

Series 2007-3, Class C, 5.838%, due 06/10/49(2)	325,000	210,746

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial mortgage-backed securities — (concluded)

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class B, 5.333%, due 12/11/38(3)	375,000	286,104

Series 2007-PW16, Class A4, 5.712%, due 06/11/40(2)	800,000	785,652

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.431%, due 10/15/49	1,050,000	1,026,458

Credit Suisse Mortgage Capital Certificates,
Series 2006-C3, Class B, 6.021%, due 06/15/38(2)	275,000	221,258

Series 2007-C4, Class C, 6.005%, due 09/15/39(2),(3)	225,000	172,283

Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4, 5.914%, due 07/10/38(2)	850,000	863,607

Series 2006-RR1, Class A1, 5.962%, due 03/18/49(2),(3)	3,500,000	2,415,547

GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A, 5.499%, due 03/21/46(2),(3)	3,417,637	2,360,903

Series 2006-RR2, Class A1, 5.687%, due 06/23/46(2),(3)	3,120,788	2,362,436

Series 2007-GG10, Class C, 5.799%, due 08/10/45(2)	275,000	184,635

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class A4, 5.399%, due 05/15/45	1,350,000	1,317,904

Series 2006-LDP8, Class B, 5.520%, due 05/15/45(2)	275,000	211,419

Series 2007-LDPX, Class B, 5.582%, due 05/15/49(2),(3)	175,000	125,563

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B, 5.525%, due 07/12/46(2)	275,000	209,110

Series 2007-8, Class C, 6.156%, due 08/12/49(2)	300,000	225,656

Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class A4, 5.291%, due 01/12/44(2)	1,375,000	1,349,521

Series 2007-C1, Class B, 6.022%, due 06/12/50(2)	325,000	242,726

Morgan Stanley Capital I, Series 2007-IQ13, Class B,
5.517%, due 03/15/44(2),(3)	375,000	272,927

Total commercial mortgage-backed securities (cost—$18,705,738)		15,210,918

Asset-backed securities — 0.83%

Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1,
2.733%, due 06/25/33(2),(3)	8,379	7,342

Daimler Chrysler Auto Trust, Series 2007-A, Class A2B,
3.254%, due 03/08/11(2)	970,000	968,985

Fieldstone Mortgage Investment Corp., Series 2006-S1, Class A,
2.613%, due 01/25/37(2),(3)	538,920	150,898

First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFB, Class A2,
2.523%, due 12/25/26(2)	229,885	68,965

GSAMP Trust, Series 2006-S5, Class A2,
5.658%, due 12/12/36(4),(5)	300,000	45,000

Home Equity Mortgage Trust,
Series 2006-3, Class A1, 5.161%, due 09/25/36(4)	202,033	80,813

Series 2006-4, Class A1, 5.671%, due 11/25/36(4)	190,897	59,178

Series 2006-4, Class A2, 5.730%, due 11/25/36(4)	2,000,000	320,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Asset-backed securities — (concluded)

Series 2006-5, Class A1, 5.500%, due 01/25/37(4)	548,285	169,968

Series 2006-6, Class 2A1, 2.493%, due 03/25/37(2)	191,553	47,888

Merrill Lynch First Franklin Mortgage Loan, Series 2007-A, Class A1,
3.493%, due 09/25/27(2)	170,425	149,974

Merrill Lynch Mortgage Investors Trust, Series 2006-SL1, Class A,
2.573%, due 09/25/36(2)	129,275	49,448

Morgan Stanley Mortgage Loan Trust, Series 2006-14SL, Class A1,
2.553%, due 11/25/36(2)	387,233	154,893

Nomura Asset Acceptance Corp., Series 2006-S4, Class A1,
2.563%, due 08/25/36(2)	391,515	143,637

Providian Master Note Trust, Series 2005-A1A, Class A,
2.574%, due 07/16/12(2),(3)	2,075,000	2,071,434

SACO I Trust, Series 2006-5, Class 2A1,
2.543%, due 05/25/36(2)	527,333	191,650

Washington Mutual Master Note Trust, Series 2007-A5A, Class A5,
3.264%, due 10/15/14(2),(3)	450,000	413,859

Total asset-backed securities (cost—$9,106,424)		5,093,932

Collateralized debt obligation — 0.07%

Rutland Rated Investments, CDO, Series DRYD-1A, Class A6F,
6.957%, due 06/20/13(3),(6) (cost—$645,000)	645,000	452,508

Corporate bonds — 8.23%

Aerospace & defense — 0.10%

Esterline Technologies Corp.
6.625%, due 03/01/17	155,000	156,550

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15	250,000	255,000

Moog, Inc.
7.250%, due 06/15/18(3)	30,000	30,225

United Technologies Corp.
6.125%, due 07/15/38	150,000	146,837

		588,612

Agriculture — 0.03%

American Rock Salt Co. LLC
9.500%, due 03/15/14	150,000	156,000

Automobile OEM — 0.78%

Ford Capital BV
9.500%, due 06/01/10	100,000	96,500

Ford Motor Credit Co.
5.800%, due 01/12/09	2,700,000	2,649,075

7.375%, due 10/28/09	750,000	730,462

General Motors
7.200%, due 01/15/11(1)	300,000	252,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Automobile OEM — (concluded)

General Motors Acceptance Corp.
6.875%, due 09/15/11	800,000	674,473

7.250%, due 03/02/11	500,000	428,267

		4,830,777

Banking-non-US — 0.15%

Abbey National PLC
7.950%, due 10/26/29	275,000	294,266

Royal Bank of Scotland Group PLC
7.640%, due 09/29/17(2),(7)	300,000	281,843

9.118%, due 03/31/10(7)	350,000	356,680

		932,789

Banking-US — 1.01%

Bank of America Corp.
5.420%, due 03/15/17	1,000,000	944,513

Citigroup, Inc.
6.125%, due 05/15/18	770,000	755,337

6.875%, due 03/05/38	265,000	259,542

JP Morgan Chase & Co.
6.400%, due 05/15/38	150,000	144,215

6.750%, due 02/01/11	1,000,000	1,046,594

Wachovia Corp.
5.300%, due 10/15/11	525,000	518,216

Washington Mutual Bank NV
2.738%, due 08/25/08(2)	75,000	74,002

3.115%, due 05/20/13(2)	300,000	247,175

4.500%, due 08/25/08	750,000	742,500

Washington Mutual, Inc.
5.500%, due 01/15/13	835,000	730,625

Washington Mutual Preferred IV
9.750%, due 12/15/17(2),(3),(7)	200,000	178,000

Wells Fargo Bank N.A.
5.950%, due 08/26/36	655,000	621,156

		6,261,875

Broadcast — 0.09%

CMP Susquehanna
9.875%, due 05/15/14	125,000	88,125

Nexstar Finance Holdings LLC, Inc.
11.375%, due 04/01/13(4)	207,734	202,540

Nexstar Finance, Inc.
7.000%, due 01/15/14	100,000	88,500

Univision Communications, Inc.
7.850%, due 07/15/11	75,000	70,875

9.750%, due 03/15/15(3)	100,000	75,500

		525,540

Brokerage — 0.45%

Bear Stearns Co., Inc.
7.250%, due 02/01/18	530,000	563,823

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Brokerage — (concluded)

Goldman Sachs Group, Inc.
6.150%, due 04/01/18	205,000	202,819

6.750%, due 10/01/37	185,000	173,584

Lehman Brothers Holdings
6.500%, due 07/19/17	125,000	116,089

7.000%, due 09/27/27	180,000	165,619

Lehman Brothers Holdings MTN
6.750%, due 12/28/17	435,000	410,339

6.875%, due 05/02/18	130,000	126,161

Merrill Lynch & Co.
5.700%, due 05/02/17	145,000	130,953

Merrill Lynch & Co. MTN
6.875%, due 04/25/18	135,000	132,340

Morgan Stanley MTN
6.625%, due 04/01/18	785,000	772,676

		2,794,403

Building materials — 0.17%

Ahern Rentals, Inc.
9.250%, due 08/15/13	225,000	180,000

CRH America, Inc.
6.000%, due 09/30/16	260,000	242,227

Dayton Superior Corp.
13.000%, due 06/15/09(1)	220,000	169,950

Interface, Inc.
10.375%, due 02/01/10	100,000	105,000

US Concrete, Inc.
8.375%, due 04/01/14	450,000	384,750

		1,081,927

Business services — 0.02%

Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	125,000	118,750

Cable — 0.12%

Comcast Corp.
6.300%, due 11/15/17	490,000	497,042

Mediacom Broadband LLC
9.500%, due 01/15/13	150,000	143,250

Quebecor Media
7.750%, due 03/15/16	100,000	98,000

		738,292

Chemicals — 0.13%

Dow Chemical Co.
5.700%, due 05/15/18	70,000	68,849

ICI Wilmington, Inc.
4.375%, due 12/01/08	450,000	451,000

Momentive Performance
9.750%, due 12/01/14	50,000	46,375

10.125%, due 12/01/14	100,000	88,750

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Chemicals — (concluded)

Montell Finance Co. BV
8.100%, due 03/15/27(3)	75,000	48,750

Terra Capital, Inc.
7.000%, due 02/01/17	75,000	74,531

		778,255

Commercial services & supplies — 0.13%

United Rentals N.A., Inc.
6.500%, due 02/15/12	490,000	452,025

7.750%, due 11/15/13	100,000	85,750

Xerox Capital Trust I
8.000%, due 02/01/27	300,000	292,118

		829,893

Consumer products — 0.09%

Fortune Brands, Inc.
5.375%, due 01/15/16	600,000	565,727

Containers & packaging — 0.12%

Exopack Holding Corp.
11.250%, due 02/01/14	50,000	47,500

Jefferson Smurfit Corp.
8.250%, due 10/01/12	125,000	115,000

Owens-Illinois, Inc.
7.500%, due 05/15/10	150,000	153,000

Stone Container Finance
7.375%, due 07/15/14	500,000	430,000

		745,500

Diversified manufacturing — 0.11%

General Electric Co.
5.250%, due 12/06/17	175,000	171,152

Harland Clarke Holdings
7.426%, due 05/15/15(2)	500,000	376,250

SPX Corp.
7.625%, due 12/15/14(3)	120,000	124,800

		672,202

Electric utilities — 0.78%

AES Corp.
8.000%, due 10/15/17	375,000	376,406

Comstock Resources, Inc.
6.875%, due 03/01/12	125,000	122,813

Dominion Resources, Inc.
5.950%, due 06/15/35	225,000	209,415

DTE Energy Co.
6.350%, due 06/01/16	250,000	250,820

Dynegy Holdings, Inc.
8.375%, due 05/01/16	125,000	125,625

E.ON International Finance BV
5.800%, due 04/30/18(3)	445,000	437,843

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Electric utilities — (concluded)

Exelon Generation Co. LLC
5.350%, due 01/15/14	395,000	380,214

Florida Power Corp.
6.350%, due 09/15/37	55,000	56,274

MidAmerican Energy Holdings
5.950%, due 05/15/37	210,000	196,381

Mirant Americas Generation LLC
8.300%, due 05/01/11	300,000	311,250

9.125%, due 05/01/31	175,000	166,250

Mirant N.A. LLC
7.375%, due 12/31/13	100,000	100,750

NRG Energy, Inc.
7.375%, due 02/01/16	150,000	146,250

7.375%, due 01/15/17	125,000	122,188

Pacific Gas & Electric Co.
6.050%, due 03/01/34	170,000	163,202

PSEG Power LLC
6.950%, due 06/01/12	670,000	703,097

Reliant Energy, Inc.
6.750%, due 12/15/14	550,000	562,375

Texas Competitive Electric Holdings LLC
10.250%, due 11/01/15(3)	400,000	408,500

		4,839,653

Electronics — 0.08%

NXP BV/NXP Funding LLC
7.875%, due 10/15/14	50,000	48,500

9.500%, due 10/15/15	50,000	47,188

Sanmina-SCI Corp.
5.550%, due 06/15/14(2),(3)	285,000	266,475

8.125%, due 03/01/16	150,000	141,000

		503,163

Energy — 0.30%

Anadarko Petroleum Corp.
5.950%, due 09/15/16	100,000	100,769

Canadian Natural Resources
6.750%, due 02/01/39	440,000	447,590

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	100,000	102,000

Helix Energy Solutions
9.500%, due 01/15/16(3)	150,000	156,000

Key Energy Services, Inc.
8.375%, due 12/01/14(3)	70,000	72,275

Newfield Exploration Co.
7.125%, due 05/15/18	66,000	65,093

Pemex Project Funding Master Trust
5.750%, due 03/01/18(3)	170,000	169,719

Plains Exploration & Production
7.625%, due 06/01/18	131,000	131,655

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Energy — (concluded)

SandRidge Energy, Inc.
8.000%, due 06/01/18(3)	42,000	42,525

Southwestern Energy Co.
7.500%, due 02/01/18(3)	50,000	50,515

Transocean, Inc.
6.800%, due 03/15/38	240,000	247,880

7.500%, due 04/15/31	85,000	91,018

Whiting Petroleum Corp.
7.250%, due 05/01/12	200,000	199,000

		1,876,039

Energy-integrated — 0.07%

PPL Energy Supply LLC
6.000%, due 12/15/36	185,000	153,511

Series A
6.400%, due 11/01/11	250,000	255,700

		409,211

Energy-refining & marketing — 0.08%

Petroplus Finance Ltd.
7.000%, due 05/01/17(3)	100,000	90,250

Valero Energy Corp.
6.625%, due 06/15/37	295,000	272,776

7.500%, due 04/15/32	140,000	141,382

		504,408

Entertainment — 0.08%

Time Warner, Inc.
6.875%, due 05/01/12	500,000	514,953

Finance-noncaptive consumer — 0.28%

American General Finance
4.875%, due 07/15/12	360,000	339,076

Residential Capital LLC
3.490%, due 06/09/08(1),(2)	945,000	926,100

8.125%, due 11/21/08(4)	105,000	96,600

8.375%, due 06/30/10(4)	660,000	353,100

		1,714,876

Food — 0.05%

Ameriqual Group LLC
9.000%, due 04/01/12(3)	200,000	128,000

Dole Foods Co.
8.875%, due 03/15/11	175,000	161,000

		289,000

Food processors/beverage/bottling — 0.05%

SABMiller PLC
6.500%, due 07/01/16(3)	300,000	308,506

Gaming — 0.26%

Boyd Gaming Corp.
7.750%, due 12/15/12	100,000	93,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — (concluded)

Caesars Entertainment
7.875%, due 03/15/10	300,000	284,250

Circus & Eldorado
10.125%, due 03/01/12	100,000	100,125

FireKeepers Development Authority
13.875%, due 05/01/15(3)	56,000	56,140

Harrah’s Operating Co., Inc.
5.500%, due 07/01/10	400,000	363,500

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	375,000	294,375

Pokagon Gaming Authority
10.375%, due 06/15/14(3)	93,000	100,672

River Rock Entertainment
9.750%, due 11/01/11	150,000	153,000

San Pasqual Casino
8.000%, due 09/15/13(3)	150,000	143,250

Tropicana Entertainment LLC
9.625%, due 12/15/14(8)	50,000	28,000

		1,616,312

Health care — 0.21%

Bausch & Lomb, Inc.
9.875%, due 11/01/15(3)	25,000	26,188

Community Health Systems
8.875%, due 07/15/15	500,000	515,625

DaVita, Inc.
7.250%, due 03/15/15	100,000	98,265

HCA, Inc.
9.125%, due 11/15/14	50,000	52,250

9.250%, due 11/15/16	50,000	52,812

Psychiatric Solutions
7.750%, due 07/15/15	100,000	102,500

UnitedHealth Group, Inc.
6.000%, due 02/15/18	165,000	161,427

6.875%, due 02/15/38	245,000	234,389

Universal Hospital Services
8.288%, due 06/01/15(2)	20,000	18,950

8.500%, due 06/01/15	20,000	20,200

		1,282,606

Home construction — 0.00%

K Hovnanian Enterprises
11.500%, due 05/01/13(3)	17,000	17,680

Industrial-other — 0.09%

Aramark Services, Inc.
6.373%, due 02/01/15(2)	500,000	480,000

Tube City IMS Corp.
9.750%, due 02/01/15	100,000	95,500

		575,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Insurance-life — 0.07%

Hartford Financial Services Group
6.300%, due 03/15/18(1)	405,000	410,053

Machinery-agriculture & construction — 0.05%

Clondalkin Acquisition
4.800%, due 12/15/13(2),(3)	330,000	290,400

Media — 0.13%

Affinion Group, Inc.
10.125%, due 10/15/13	100,000	102,250

Baker & Taylor, Inc.
11.500%, due 07/01/13(3)	75,000	68,250

LIN Television Corp.
6.500%, due 05/15/13	525,000	499,500

Sinclair Broadcast Group
8.000%, due 03/15/12	123,000	125,460

		795,460

Metals & mining — 0.02%

Century Aluminum Co.
7.500%, due 08/15/14	100,000	99,500

Oil & gas — 0.19%

Inergy LP/Inergy Finance
8.250%, due 03/01/16	175,000	178,062

Kinder Morgan Energy Partners
5.800%, due 03/15/35	650,000	559,626

7.400%, due 03/15/31	115,000	117,279

NGPL PipeCo LLC
7.119%, due 12/15/17(3)	75,000	76,830

Nustar Logistics
7.650%, due 04/15/18	240,000	239,132

		1,170,929

Paper & forest products — 0.27%

Abitibi-Consolidated Co. of Canada
15.500%, due 07/15/10(3)	143,000	105,820

Boise Cascade LLC
7.125%, due 10/15/14	188,000	164,030

Bowater Canada Finance
7.950%, due 11/15/11	200,000	140,000

Bowater, Inc.
9.000%, due 08/01/09	100,000	90,500

Buckeye Technologies, Inc.
8.000%, due 10/15/10	130,000	130,000

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	175,000	164,500

Millar Western Forest
7.750%, due 11/15/13	150,000	100,500

Verso Paper Holdings LLC
9.125%, due 08/01/14	200,000	205,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Paper & forest products — (concluded)

Weyerhaeuser Co.
6.750%, due 03/15/12	565,000	583,820

		1,684,670

Pharmaceuticals — 0.31%

Abbott Laboratories
6.150%, due 11/30/37	145,000	144,607

Allergan, Inc.
5.750%, due 04/01/16	585,000	586,834

AstraZeneca PLC
6.450%, due 09/15/37	150,000	153,033

Axcan Intermediate Holdings
9.250%, due 03/01/15(3)	175,000	175,875

12.750%, due 03/01/16(3)	203,000	205,030

Bristol-Myers Squibb
5.875%, due 11/15/36	265,000	246,220

GlaxoSmithKline Capital, Inc.
6.375%, due 05/15/38	195,000	192,551

Teva Pharmaceutical Finance LLC
5.550%, due 02/01/16	205,000	201,390

		1,905,540

Publishing — 0.15%

Deluxe Corp.
5.000%, due 12/15/12	300,000	255,750

Quebecor World Capital Corp.
4.875%, due 11/15/08(8)	450,000	222,750

8.750%, due 03/15/16(3),(8)	200,000	116,000

R.H. Donnelley Corp.
8.875%, due 01/15/16	175,000	119,875

Sheridan Acquisition Corp.
10.250%, due 08/15/11	200,000	186,500

		900,875

Real estate investment trusts — 0.10%

Avalonbay Communities
7.500%, due 08/01/09	325,000	332,165

ProLogis
5.625%, due 11/15/15	280,000	261,911

Realogy Corp.
12.375%, due 04/15/15	75,000	40,875

		634,951

Retail — 0.16%

CVS Caremark Corp.
5.750%, due 06/01/17	405,000	400,805

Gamestop Corp. & GS, Inc.
8.000%, due 10/01/12	225,000	237,375

Ingles Markets, Inc.
8.875%, due 12/01/11	200,000	204,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Retail — (concluded)

Pantry, Inc.
7.750%, due 02/15/14	175,000	134,750

		976,930

Road & rail — 0.05%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	275,000	285,771

Special purpose entity — 0.02%

AAC Group Holding Corp.
10.250%, due 10/01/12(4)	150,000	145,500

Technology-hardware — 0.06%

Freescale Semiconductor
8.875%, due 12/15/14	175,000	154,875

10.125%, due 12/15/16(1)	50,000	42,125

Xerox Corp.
6.350%, due 05/15/18	145,000	143,137

		340,137

Technology-software — 0.08%

Oracle Corp.
5.750%, due 04/15/18	415,000	412,494

Unisys Corp.
8.000%, due 10/15/12	125,000	112,500

		524,994

Telecommunications — 0.33%

Bellsouth Corp.
6.550%, due 06/15/34	325,000	317,187

Citizens Communications Co.
9.000%, due 08/15/31	200,000	185,000

DirecTV Holdings/Financing
7.625%, due 05/15/16(3)	246,000	245,077

Dycom Industries, Inc.
8.125%, due 10/15/15	100,000	96,000

Echostar DBS Corp.
6.625%, due 10/01/14	250,000	235,625

Qwest Communications International
7.250%, due 02/15/11	150,000	148,125

Telecom Italia Capital
5.250%, due 11/15/13	850,000	811,118

		2,038,132

Tobacco — 0.06%

Philip Morris International, Inc.
5.650%, due 05/16/18	240,000	234,818

Reynolds American, Inc.
7.250%, due 06/01/13	150,000	155,717

		390,535

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (concluded)

Transportation services — 0.04%

ERAC USA Finance Co.
7.000%, due 10/15/37(3)	205,000	173,902

8.000%, due 01/15/11(3)	100,000	102,789

		276,691

Utilities-other — 0.04%

Duke Capital LLC
5.668%, due 08/15/14	250,000	244,560

Wireless telecommunication services — 0.27%

AT&T, Inc.
6.500%, due 09/01/37	50,000	49,051

AT&T Wireless Services, Inc.
8.750%, due 03/01/31	175,000	208,955

Nextel Communications
7.375%, due 08/01/15	300,000	241,500

Sprint Capital Corp.
6.875%, due 11/15/28	455,000	364,000

Verizon Communications, Inc.
6.100%, due 04/15/18	315,000	321,119

Verizon New York, Inc., Series B
7.375%, due 04/01/32	225,000	236,106

Wind Acquisition Finance SA
10.750%, due 12/01/15(3)	100,000	107,000

Windstream Corp.
8.625%, due 08/01/16	125,000	129,219

		1,656,950

Total corporate bonds (cost—$53,525,457)		50,845,027

Short-term US government obligations(9) — 0.46%

US Treasury Bills,
1.400%, due 06/19/08(10)	700,000	699,510

2.035%, due 06/19/08(10)	20,000	19,980

2.100%, due 06/19/08	65,000	64,932

2.150%, due 06/19/08(10)	2,050,000	2,047,796

2.164%, due 06/19/08(10)	20,000	19,978

Total short-term US government obligations (cost—$2,852,196)		2,852,196

Repurchase agreement — 3.68%

Repurchase agreement dated 05/30/08 with State Street Bank & Trust Co., 1.550% due 06/02/08, collateralized by $22,427,143 US Treasury Notes, 3.625% to 5.000% due 05/15/09 to 08/15/11;
(value—$23,195,104); proceeds: $22,742,937

(cost—$22,740,000)	22,740,000	22,740,000

	Number
	of shares

Investments of cash collateral from securities loaned — 5.26%

Money market funds(11) — 5.26%

BlackRock Liquidity Fund Temp Fund Portfolio Institutional Class, 2.649%	27,035,710	27,035,710

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

	Number
Investments of cash collateral from securities loaned — (concluded)	of shares	Value ($)

Money market funds(11) — (concluded)

DWS Money Market Series Institutional, 2.666%	3,213,383	3,213,383

UBS Private Money Market Fund LLC,(12) 2.477%	2,274,412	2,274,412

Total money market funds and investments of cash collateral from securities loaned (cost—$32,523,505)		32,523,505

Total investments (cost—$652,623,910)(13),(14),(15) — 104.95%		648,457,103

Liabilities in excess of other assets — (4.95)%		(30,596,762)

Net assets — 100.00%		617,860,341

*	Non-income producing security.

(1)	Security, or portion thereof, was on loan at May 31, 2008.

(2)	Floating rate security. The interest rate shown is the current rate as of May 31, 2008.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the value of these securities amounted to $15,690,590 or 2.54% of net assets.

(4)	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of May 31, 2008. Maturity date disclosed is the ultimate maturity date.

(5)	Security is illiquid. At May 31, 2008, the value of this security amounted to $45,000 or 0.01% of net assets.

(6)	The security detailed in the table below, which represents 0.07% of net assets, is considered illiquid and restricted as of May 31, 2008.

Value at
			Acquisition cost		05/31/08 as
	Acquisition	Acquisition	as a percentage	Value at	a percentage
Illiquid and restricted security	date	cost ($)	of net assets (%)	05/31/08 ($)	of net assets

Rutland Rated Investments, CDO, Series DRYD-1A, Class A6F, 6.957%, due 06/20/13	04/05/06	645,000	0.10	452,508	0.07

(7)	Perpetual bond security. The maturity date reflects the next call date.

(8)	Bond interest in default.

(9)	Interest rates shown are the discount rates at date of purchase.

(10)	Entire amount delivered to broker as collateral for futures transactions.

(11)	The rate shown reflects the yield at May 31, 2008.

(12)	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended May 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
Security	Value at	ended	ended	Value at	ended
description	08/31/07 ($)	05/31/08 ($)	05/31/08 ($)	05/31/08 ($)	05/31/08 ($)

UBS Private Money Market Fund LLC	50,680,822	464,024,899	512,431,309	2,274,412	108,969

(13)	Includes $59,301,293 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $32,523,505, the custodian also held the following US government and agency obligations having an aggregate value of $30,977,757.

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

4,000	Federal Home Loan Bank	07/09/08	0.000	3,990,400
255	Federal Home Loan Mortgage Corporation	11/30/09	4.125	259,126
2,223	Federal Home Loan Mortgage Corporation	12/14/18	5.000	2,151,607
22,350	Federal Home Loan Mortgage Corporation	07/14/08	0.000	22,288,811
125	US Treasury Bonds	05/15/21	8.125	169,309
317	US Treasury Bonds	11/15/24	7.500	420,960
1,530	US Treasury Inflation Index Bonds	01/15/27	2.375	1,697,544

				30,977,757

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

(14)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at May 31, 2008 were $52,080,157 and $56,246,964, respectively, resulting in net unrealized depreciation of investments of $4,166,807.

(15)	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of May 31, 2008.

CDO	Collateralized Debt Obligation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GS	Goldman Sachs

GSAMP	Goldman Sachs Asset Mortgage Passthrough

MLCC	Merrill Lynch Credit Corporation

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

TBA	(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Futures contracts
					Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)

376	90 Day Euro Dollar Futures	June 2009	90,845,928	90,639,500	(206,428)

67	S&P 500 Index Futures	June 2008	21,399,298	23,460,050	2,060,752

			112,245,226	114,099,550	1,854,324

	Sale contracts		Proceeds ($)

90	US Treasury Note 2 Year Futures	September 2008	18,960,327	18,956,250	4,077

170	US Treasury Note 5 Year Futures	September 2008	18,726,192	18,689,375	36,817

			37,686,519	37,645,625	40,894

					1,895,218

Interest rate swaps
			Rate type

	Notional		Payments made	Payments received by	Upfront payments		Unrealized
	amount (000)	Termination date	by the Portfolio (%)	the Portfolio (%)	received (made) ($)	Value ($)	depreciation ($)

USD	22,600	03/17/10	2.681(16)	2.621	—	(286,611)	(286,611)

(16)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Credit default swaps(17)

			Rate type

Notional			Payments	Payments			Unrealized
amount		Termination	made by the	received by the	Upfront payments		appreciation
(000)		dates	Fund (%)	Fund (%)	received (made) ($)	Value ($)	(depreciation) ($)

USD	450	09/20/08	0.000(18)	6.000	—	(3,535)	(3,535)

USD	750	09/20/08	0.000(19)	8.000	—	(53,419)	(53,419)

USD	3,218	12/20/12	3.750	0.000(20)	(138,277)	199,043	60,766

USD	4,800	06/20/12	0.000(21)	1.200	288,640	(222,572)	66,068

USD	9,900	06/20/12	0.000(20)	2.750	696,025	(623,096)	72,929

					846,388	(703,579)	142,809

(17)	Payments received are based on the notional amounts.

(18)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Countrywide Home Loans, Inc. bond, 6.00%, due 03/22/11.

(19)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Residential Capital LLC bond, 6.50%, due 04/17/13.

(20)	Payment to or from the counterparty will be made or received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the securities contained in the CDX North America High Yield Index.

(21)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the securities contained in the Loan CDX North America Index Series 8.

USD	United States Dollar

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2008 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	96.9

Panama	0.8

Bermuda	0.6

Canada	0.6

Netherland Antilles	0.3

Liberia	0.3

United Kingdom	0.2

Netherlands	0.1

Italy	0.1

Cayman Islands	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 29, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2008